Summary of Current Replacement Cost of Derivatives by Location (Details) - Current replacement cost [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 22,550	$ 8,824
After master netting agreements, percentage mix	100.00%	100.00%
United Kingdom [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 1,224	$ 656
After master netting agreements, percentage mix	5.40%	7.40%
Europe [Member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 4,257	$ 1,243
After master netting agreements, percentage mix	18.90%	14.10%
All other countries [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 4,622	$ 1,170
After master netting agreements, percentage mix	20.50%	13.30%
Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 4,411	$ 2,419
After master netting agreements, percentage mix	19.60%	27.40%
United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 8,036	$ 3,336
After master netting agreements, percentage mix	35.60%	37.80%
Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 10,103	$ 3,069
After master netting agreements, percentage mix	44.80%	34.80%